Balance Sheet Components - Held for Sale Equipment, Net (Details) - USD ($)	May 26, 2023	Apr. 26, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equipment assets held for sale
Phone equipment			$ 188,856	$ 180,066	$ 473,202
Accumulated depreciation			$ (149,031)	$ (123,630)	$ (172,538)
Property and equipment gross sale price	$ 108,000	$ 108,000